Other (expense) income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Income

	December 31, 2025	December 31, 2024

Realized (loss) gain on derivative instruments	$(154,378)	$150
Unrealized loss on derivative instruments	(39,428)	(51,751)
Interest income	33,614	23,949
Gain on sale of the Tocantinzinho project (Note 8)	—	60,000
Other	8,717	6,702
	$(151,475)	$39,050